CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Statement [Abstract]
Net Sales	$ 1,340,208	$ 1,276,297	$ 1,257,805
Costs and Expenses:
Cost of Product Sold	1,249,245	1,134,985	1,164,986
Selling and Administrative	70,129	68,852	67,971
Plant Restructuring	501	3,497	39
Other Operating (Income) Expense	(3,271)	(1,971)	(814)
Total Costs and Expenses	1,316,604	1,205,363	1,232,182
Operating Income (Loss)	23,604	70,934	25,623
Interest Expense, Net	6,262	7,486	8,102
Earnings (Loss) Before Income Taxes	17,342	63,448	17,521
Income Taxes Expense (Benefit)	3,563	22,035	6,265
Net Earnings (Loss)	13,779	41,413	11,256
Earnings (Loss) Attributable to Common Stock	$ 13,318	$ 39,984	$ 10,851
Basic Earnings (Loss) per Common Share	$ 1.24	$ 3.59	$ 0.93
Diluted Earnings (Loss) per Common Share	$ 1.23	$ 3.57	$ 0.92